UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/99
Check here if Amendment []; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
July 28, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 71
Form 13F Information Table Value Total: 278,963
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


  NAME OF ISSUER                 TITLE            CUSIP     Value   Shares/  SH/ PUT/ INVSTMMANAGERS  VOTING AUTHORITY
                                                            (x$1000)PRN AMT  PRN CALL DSCRETN                SOLE SHARED  NONE
123456789012345678901234567890123456789012345678901234567890123456789012345678901234567890123456789012345678901234567890
D AGCO Corp.                     COM              001084102     1225   186674 SH       SOLE                 186674
D AMR Corp.                      COM              001765106    10689   182520 SH       SOLE                 182520
D Air Express Int'l              COM              009104100     1687   111539 SH       SOLE                 111539
D Alaska Air Lines               COM              011659109     5700   120000 SH       SOLE                 120000
D Allegheny Teledyne Inc.        COM              017415100      793    41850 SH       SOLE                  41850
D American International Group   COM              026874107      594     4925 SH       SOLE                   4925
D American Woodmark Corp         COM              030506109     7144   225903 SH       SOLE                 225903
D Applied Materials              COM              038222105     9253   150000 SH       SOLE                 150000
D Armstrong World                COM              042476101      818    18100 SH       SOLE                  18100
D Autonation Corp.               COM              031905102      184    15000 SH       SOLE                  15000
D BE Aerospace Inc               COM              073302101     8812   597440 SH       SOLE                 597440
D Bristol Myers Squibb           COM              110122108      885    13800 SH       SOLE                  13800
D Burlington Northern Santa Fe   COM              12189T104     5379   163618 SH       SOLE                 163618
D Calpine Corp.                  COM              131347106    12898   353980 SH       SOLE                 353980
D Chase Manhattan Crp            COM              16161A108     3118    38316 SH       SOLE                  38316
D Citigroup Inc.                 COM              173034109    10748   168271 SH       SOLE                 168271
D Coach USA                      COM              18975L106     5077   184600 SH       SOLE                 184600
D Commercial Intertech           COM              201709102     2780   249910 SH       SOLE                 249910
D Computer Assoc Int'l           COM              204912109     5867   164982 SH       SOLE                 164982
D Conseco Inc.                   COM              208464107    21763   704877 SH       SOLE                 704877
D Crossman Communities           COM              22764E109     5969   299400 SH       SOLE                 299400
D D&K Healthcare                 COM              232861104      433    17500 SH       SOLE                  17500
D Dana Corp                      COM              235811106      597    15700 SH       SOLE                  15700
D Deere & Co.                    COM              244199105      251     6500 SH       SOLE                   6500
D Edwards, A. G.                 COM              281760108     2181    66712 SH       SOLE                  66712
D Fannie Mae                     COM              313586109     9362   135192 SH       SOLE                 135192
D Fidelity Nat'l Fin'l           COM              316326107     4432   295489 SH       SOLE                 295489
D Ford                           COM              345370100    10730   189291 SH       SOLE                 189291
D Frontier Insurance             COM              359081106     2275   191580 SH       SOLE                 191580
D General Electric               COM              369604103      365     3300 SH       SOLE                   3300
D Global Marine Inc New          COM              379352404      915    77891 SH       SOLE                  77891
D Graco Inc.                     COM              384109104     3360   152310 SH       SOLE                 152310
D Griffon Corp.                  COM              398433102     1938   281880 SH       SOLE                 281880
D Helix                          COM              423319102      477    31000 SH       SOLE                  31000
D Idex Corp                      COM              45167R104     2249    95450 SH       SOLE                  95450
D Intel Corp                     COM              458140100     5516    46400 SH       SOLE                  46400
D International Business MachinesCOM              459200101     1040     5866 SH       SOLE                   5866
D Iomega Corp.                   COM              462030107       51    10000 SH       SOLE                  10000
D JLG Industries Inc.            COM              466210101     2630   193000 SH       SOLE                 193000
D Lockheed Martin                COM              539830109     2198    58228 SH       SOLE                  58228
D Loews Corp.                    COM              540424108     1022    13700 SH       SOLE                  13700
D Long Beach Financial Corp.     COM              542446109     1824   189500 SH       SOLE                 189500
D Matthews Inter'l Corp.         COM              577128101      548    20000 SH       SOLE                  20000
D Mellon Bank                    COM              585509102    11566   164355 SH       SOLE                 164355
D Merck & Company                COM              589331107      965    12046 SH       SOLE                  12046
D Merrill Lynch                  COM              590188108    16625   187850 SH       SOLE                 187850
D Monaco Coach                   COM              60886R103      796    34500 SH       SOLE                  34500
D Morgan Stanley Dean Witter DiscCOM              617446448     9643    96490 SH       SOLE                  96490
D NVR Inc.                       COM              62944T105     2191    52000 SH       SOLE                  52000
D National City Corp.            COM              635405103     1910    28774 SH       SOLE                  28774
D National RV Holdings           COM              637277104    10569   477705 SH       SOLE                 477705
D Omni Energy Services           COM              68210T109      865   214550 SH       SOLE                 214550
D Philip Morris                  COM              718154107     3412    96980 SH       SOLE                  96980
D Piercing Pagoda Inc            COM              720773100      103    11500 SH       SOLE                  11500
D RTI International Metals Inc.  COM              74961H203     3680   367950 SH       SOLE                 367950
D Reliance Group Holdings        COM              759464100     3784   492200 SH       SOLE                 492200
D SCIOS Inc                      COM              808905103     1287   142000 SH       SOLE                 142000
D Southdown Inc.                 COM              841297104     4941    92040 SH       SOLE                  92040
D Southwest SEC Inc.             COM              845224104     9324   330057 SH       SOLE                 330057
D Stanley Furniture              COM              854305208     9917   508560 SH       SOLE                 508560
D Superior Industries            COM              868168105     1616    69496 SH       SOLE                  69496
D Texas Industries Inc.          COM              882491103     2623   105708 SH       SOLE                 105708
D Vesta                          COM              925391104      305    59500 SH       SOLE                  59500
D Winsloew Furniture             COM              975377102     5814   195025 SH       SOLE                 195025
D Federated Income TR            MUT              314199100      110    10650 SH
D N & B Partners Neuberger       MUT              641224407      110    12420 SH       SOLE                  12420
D PIMCO Total Return AdministratiMUT              693390726      324    22105 SH       SOLE                  22105
D Spartan Money Market           MUT              316413103      229    94973 SH       SOLE                  94973
D Spartan Short Term Bond Fd     MUT              316069509       95    14174 SH       SOLE                  14174
D Vanguard Windsor Fund II       MUT              922018205      128     8385 SH       SOLE                   8385
D Wasatch Micro-Cap Fund         MUT              936772508      255    17641 SH       SOLE                  17641
S GRAND TOTAL                    71               DATA RECOR  278963